Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2017 and 2016 consist of the following:

(in thousands)	2017	2016
Accrued expenses and other liabilities	$85,986	$74,245
Payroll and related accruals	63,525	54,772
Deferred revenue	49,357	44,629
Restructuring	14,667	27,590
Accrued contingent consideration and milestone payments	11,539	2,957
Accrued royalties	6,714	7,801
Accrued interest on long-term debt	5,543	4,239
Cash collateral	3,000	6,984
Fair value of derivative instruments	2,424	6,089
Current portion of capital lease obligations	1,359	999
Total accrued and other current liabilities	$244,114	$230,305